Compensation of the Management Board and the supervisory board	12 Months Ended
Dec. 31, 2018
Compensation of the Management Board and the supervisory board
Compensation of the Management Board and the supervisory board	29. Compensation of the Management Board and the Supervisory Board I. Compensation of the Management Board of the General Partner